Document and Entity Information	Jul. 14, 2017
Prospectus:
Document Type	497
Document Period End Date	Jul. 14, 2017
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Jul. 14, 2017
Document Effective Date	Jul. 14, 2017
Prospectus Date	Nov. 01, 2016
VictoryShares US Discovery Enhanced Volatility Wtd ETF (formerly Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF) | VictoryShares US Discovery Enhanced Volatility Wtd ETF (formerly Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CSF